CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Current assets:
Cash and cash equivalents	$ 829,809	$ 1,490,686	$ 1,616
Prepaid assets	14,971	3,555	0
Receivables	719,575	472,557	444,610
Short term advances	10,000	10,000	10,000
Short term advances - related party	500	36,510	0
Other current assets	10,573	480,370	0
Total current assets	1,585,428	2,493,678	456,226
Fixed assets, net	15,840	18,860	10,235
Other assets:
Intangible assets, net	3,037,387	0
Long term license agreement, net	2,058,214	2,133,620	0
Deposits	4,500	4,500	6,000
Total other assets	5,100,101	2,138,120	6,000
Total assets	6,701,369	4,650,658	472,461
Current liabilities:
Accounts payable and accrued liabilities	5,062,579	5,352,073	1,370,972
Customer advance	265,000	0
Deferred revenue	1,244,891	863,740	433,298
Related party payables	699,380	1,880	805,895
Debt	727,392	195,245	2,093,745
Total current liabilities	7,999,242	6,412,938	4,703,910
Total liabilities	7,999,242	6,412,938	4,703,910
Commitments and contingencies
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock	0	0	0
Common stock	2,213,661	2,169,661	125,890
Additional paid in capital	17,112,945	16,137,945	805,637
Treasury stock		0	(8,589)
Accumulated other comprehensive income	1,258	(2,483)	0
Accumulated deficit	(20,611,269)	(20,085,947)	(5,154,387)
Total stockholders' equity (deficit)	(1,283,405)	(1,780,824)
Noncontrolling interest	(14,468)	18,544
Total stockholders' equity (deficit)	(1,297,873)	(1,762,280)	(4,231,449)
Total liabilities and stockholders' equity (deficit)	$ 6,701,369	$ 4,650,658	$ 472,461